Selected Statements of Comprehensive Loss Data (Details) - Schedule of general and administrative expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of General and Administrative Expenses [Abstract]
Professional services	$ 289	$ 697	$ 94
Consulting services	113	120	110
Rent and office maintenance	$ 9	31	32
Others		5	9
Total General and administrative expenses		$ 853	$ 245